UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: May 31, 2008 Estimated average burden hours per response........21.09

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	4/30/2008

Date of reporting period:	1/31/2008

Item 1.    Schedule of Investments

INVESTMENT PORTFOLIO
January 31, 2008 (Unaudited)	Columbia Core Bond Fund

		Par ($)	Value ($)*
Mortgage-Backed Securities – 38.7%
Federal Home Loan Mortgage Corp.
	4.500% 08/01/20	3,381,916	3,378,595
	4.500% 09/01/20	2,374,297	2,371,966
	4.500% 01/01/21	14,956,905	14,942,219
	4.500% 06/01/21	1,626	1,624
	5.000% 12/01/13	1,058,966	1,076,381
	5.000% 01/01/19	327,994	332,930
	5.000% 05/01/21	119,798	121,402
	5.000% 02/01/22	22,638,405	22,928,399
	5.000% 08/01/35(a)	2,752,953	2,741,997
	5.500% 02/01/18	1,033,680	1,060,475
	5.500% 03/01/18	302,000	309,829
	5.500% 10/01/21	6,430,088	6,581,627
	5.500% 03/01/33	73,700	74,751
	5.500% 01/01/37	150,466,226	152,386,247
	6.000% 11/01/28	205,360	212,049
	6.000% 11/01/37(a)	33,388,635	34,237,653
	6.500% 11/01/37	350,948	364,679
	7.000% 12/01/10	33,545	34,651
	7.000% 12/01/14	62,111	64,959
	7.000% 11/01/25	4,321	4,609
	7.000% 03/01/27	4,193	4,471
	7.000% 10/01/31	52,874	56,279
	7.500% 09/01/25	2,298	2,496
	7.500% 10/01/29	101,007	109,600
	8.000% 06/01/26	2,689	2,922
	8.750% 09/01/09	997	1,012
	9.000% 04/01/17	1,712	1,747
	9.250% 05/01/09	15,797	16,442
	9.250% 08/01/15	3,438	3,501
	9.500% 09/01/10	2,398	2,500
	9.500% 03/01/11	148	159
	9.500% 04/01/11	1,125	1,209
	9.500% 09/01/16	1,169	1,294
	10.000% 02/01/09	424	444
	10.000% 05/01/11	3,736	4,021
	10.000% 12/01/13	373	381
Federal National Mortgage Association
	5.000% 03/01/37	33,783,043	33,648,693
	5.000% 08/01/37	90,283,517	89,924,475
	5.240% 09/01/12	2,394,271	2,488,282

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	5.500% 10/01/21	3,920,931	4,017,013
	5.500% 02/01/37	18,488,616	18,738,530
	5.764% 09/01/37(b)	9,698,688	9,918,112
	6.000% 05/01/13	71,332	73,813
	6.000% 04/01/21	621,333	642,640
	6.000% 05/01/21	179,381	185,532
	6.000% 07/01/21	297,468	307,669
	6.000% 12/01/31	751,591	781,249
	6.000% 03/01/36	14,641,682	15,027,113
	6.000% 10/01/36	40,096,397	41,151,902
	6.000% 01/01/37	34,163,521	34,380,084
	6.000% 11/01/37	54,406,945	55,837,505
	6.120% 10/01/08	1,311,512	1,327,792
	6.500% 05/01/11	165,124	171,698
	6.500% 06/01/13	67,340	70,517
	7.000% 06/01/32	24,989	26,664
	7.199% 08/01/36(b)	155,769	159,190
	7.500% 10/01/15	34,202	35,725
	7.500% 01/01/30	12,451	13,486
	7.500% 03/01/30	19,531	21,123
	7.785% 02/01/19	1,881,565	2,049,334
	8.000% 12/01/09	8	8
	8.000% 12/01/29	287,586	313,952
	8.000% 02/01/30	25,220	27,469
	8.000% 03/01/30	61,088	66,370
	8.000% 04/01/30	69,019	74,986
	8.000% 05/01/30	5,487	5,961
	8.500% 08/01/17	1,472	1,581
	10.000% 10/01/20	135,467	159,941
	10.000% 12/01/20	175,664	208,319
	TBA,:
	5.000% 02/01/38(a)	10,512,000	10,466,010
	5.500% 02/01/38(a)	15,395,000	15,597,059
	6.000% 02/01/38(a)	1,155,000	1,184,958
	6.500% 02/01/38(a)	55,464,000	57,561,205
Government National Mortgage Association
	5.500% 12/15/13	5,837	5,989
	5.500% 01/15/14	41,446	42,553
	5.500% 02/15/14	84,755	87,019
	5.500% 03/15/14	180,345	185,162
	5.500% 04/15/14	132,556	136,097

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	5.500% 05/15/14	111,574	114,554
	5.500% 06/15/14	113,464	116,495
	5.625% 07/20/21(b)	54,571	55,124
	5.625% 07/20/22(b)	69,128	69,722
	6.375% 04/20/22(b)	273,740	279,875
	6.500% 06/15/11	21,554	22,347
	6.500% 08/15/12	7,872	8,197
	6.500% 03/15/13	17,136	17,836
	6.500% 04/15/13	31,488	32,775
	6.500% 05/15/13	36,060	37,535
	6.500% 06/15/13	637	663
	6.500% 07/15/13	19,837	20,648
	6.500% 09/15/13	82,990	86,382
	6.500% 10/15/13	285,181	296,840
	6.500% 11/15/13	128,370	133,618
	6.500% 07/15/14	11,415	11,884
	6.500% 08/15/14	64,188	66,824
	6.500% 06/15/28	91,013	95,250
	6.500% 01/15/29	38,112	39,879
	6.500% 03/15/29	1,934	2,024
	6.500% 09/15/32	39,166	40,938
	7.000% 05/15/12	45,408	47,526
	7.000% 09/15/13	37,103	38,817
	7.000% 11/15/22	61,689	66,098
	7.000% 10/15/23	69,292	74,315
	7.000% 06/15/26	224,011	240,350
	7.000% 10/15/27	24,497	26,276
	7.000% 05/15/28	83,213	89,193
	7.000% 06/15/28	10,294	11,034
	7.000% 12/15/28	69,319	74,300
	7.000% 08/15/29	26,436	28,329
	7.000% 02/15/30	11,413	12,226
	7.000% 05/15/32	167,901	179,738
	7.500% 04/15/26	139,587	150,815
	7.500% 02/15/27	15,457	16,698
	7.500% 09/15/29	499,644	539,418
	7.500% 03/15/30	85,428	92,194
	8.000% 06/15/25	4,729	5,191
	8.000% 10/15/25	18,196	19,972
	8.000% 01/15/26	12,144	13,336
	8.000% 02/15/26	2,987	3,280

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	8.000% 05/15/26	2,212	2,429
	8.000% 06/15/26	12,119	13,309
	8.000% 03/15/27	19,086	20,958
	9.000% 11/15/08	677	688
	9.000% 11/15/17	55,773	60,756
	9.500% 09/15/16	7,419	8,206
	9.500% 08/15/20	1,942	2,173
	9.500% 12/15/20	2,559	2,864
	10.000% 05/15/16	3,086	3,621
	10.000% 07/15/17	15,995	18,848
	10.000% 08/15/17	4,218	4,970
	10.000% 08/15/18	340	401
	11.500% 06/15/13	19,948	23,220

	Total Mortgage-Backed Securities (cost of $627,485,604)		643,999,259

Government & Agency Obligations – 20.2%
FOREIGN GOVERNMENT OBLIGATIONS – 1.8%
European Investment Bank
	2.875% 03/15/13	1,810,000	1,781,842
Export-Import Bank of Korea
	5.500% 10/17/12(c)	700,000	723,705
Kreditanstalt fuer Wiederaufbau
	4.875% 01/17/17(c)	3,070,000	3,268,936
Pemex Project Funding Master Trust
	5.750% 03/01/18(d)	5,765,000	5,860,122
Province of New Brunswick
	5.200% 02/21/17	5,500,000	5,933,411
Province of Nova Scotia
	5.125% 01/26/17	1,055,000	1,126,032
Province of Ontario
	5.000% 10/18/11	1,500,000	1,593,128
Province of Quebec
	5.125% 11/14/16	4,500,000	4,817,601
	6.125% 01/22/11	2,000,000	2,163,136
Republic of South Africa
	6.500% 06/02/14	2,134,000	2,262,040
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			29,529,953
U.S. GOVERNMENT AGENCIES – 3.3%
Federal Home Loan Bank
	5.000% 11/17/17(c)	10,280,000	10,903,575

		Par ($)	Value ($)
Government & Agency Obligations – (continued)
U.S. GOVERNMENT AGENCIES – (continued)
Federal Home Loan Mortgage Corp.
	5.200% 03/05/19	5,000,000	5,087,865
	5.750% 06/27/16(c)	3,000,000	3,306,540
Federal National Mortgage Association
	5.500% 03/26/14(c)	8,000,000	8,029,912
	5.800% 02/09/26	2,000,000	2,103,404
	6.000% 04/18/36(c)	11,200,000	12,056,666
	6.125% 08/17/26(e)	12,475,000	13,289,954
U.S. GOVERNMENT AGENCIES TOTAL			54,777,916
U.S. GOVERNMENT OBLIGATIONS – 15.1%
U.S. Treasury Bonds
	4.750% 02/15/37(c)	19,625,000	20,906,748
	5.000% 05/15/37(c)	750,000	830,684
	6.250% 08/15/23(c)	2,868,000	3,523,384
U.S. Treasury Notes
	2.875% 01/31/13	113,785,000	114,069,463
	3.750% 05/15/08(c)	9,920,000	9,968,052
	4.250% 11/15/17	96,675,000	101,523,831
	4.375% 12/15/10	1,185,000	1,254,988
U.S. GOVERNMENT OBLIGATIONS TOTAL			252,077,150

	Total Government & Agency Obligations (cost of $327,474,172)		336,385,019
Corporate Fixed-Income Bonds & Notes – 17.8%
BASIC MATERIALS – 0.2%
Chemicals – 0.1%
Lubrizol Corp.
	6.500% 10/01/34	1,000,000	996,122
Chemicals Total			996,122
Forest Products & Paper – 0.1%
Weyerhaeuser Co.
	7.375% 03/15/32	1,740,000	1,726,974
Forest Products & Paper Total			1,726,974
BASIC MATERIALS TOTAL			2,723,096
COMMUNICATIONS – 1.3%
Media – 0.4%
Comcast Corp.
	6.300% 11/15/17(c)	770,000	793,359
	6.950% 08/15/37(c)	1,635,000	1,680,400
Time Warner Entertainment Co. LP
	7.250% 09/01/08(c)	1,785,000	1,813,078

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Viacom, Inc.
	5.750% 04/30/11	1,635,000	1,675,641
	6.875% 04/30/36	250,000	244,276
Media Total			6,206,754
Telecommunication Services – 0.9%
AT&T, Inc.
	4.950% 01/15/13(c)	765,000	783,255
	5.625% 06/15/16	3,825,000	3,898,497
Nextel Communications, Inc.
	6.875% 10/31/13(c)	1,090,000	1,016,813
	7.375% 08/01/15	2,065,000	1,889,033
Sprint Capital Corp.
	8.750% 03/15/32	195,000	191,289
Telefonica Emisiones SAU
	6.221% 07/03/17	1,325,000	1,390,802
	6.421% 06/20/16	2,500,000	2,663,718
Verizon Communications, Inc.
	5.550% 02/15/16(c)	3,360,000	3,428,366
Telecommunication Services Total			15,261,773
COMMUNICATIONS TOTAL			21,468,527
CONSUMER CYCLICAL – 1.3%
Airlines – 0.0%
Continental Airlines, Inc.
	7.461% 04/01/15	741,423	708,059
Airlines Total			708,059
Home Builders – 0.1%
D.R. Horton, Inc.
	5.625% 09/15/14	365,000	310,250
Lennar Corp.
	6.500% 04/15/16	750,000	615,000
Home Builders Total			925,250
Lodging – 0.1%
Marriott International, Inc.
	5.625% 02/15/13	1,710,000	1,749,675
Lodging Total			1,749,675
Retail – 1.1%
CVS Caremark Corp.
	5.298% 01/11/27(d)	840,026	840,110

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
CVS Lease Pass-Through
	6.036% 12/10/28(d)	3,288,690	3,145,764
Federated Retail Holdings, Inc.
	5.350% 03/15/12	455,000	442,563
Home Depot, Inc.
	5.875% 12/16/36(c)	2,005,000	1,673,215
JC Penney Corp., Inc.
	7.400% 04/01/37(c)	1,585,000	1,545,982
Limited Brands, Inc.
	6.950% 03/01/33	1,275,000	1,065,532
	7.600% 07/15/37(f)	1,355,000	1,217,135
Macy’s Retail Holdings, Inc.
	5.900% 12/01/16	2,095,000	1,952,785
	6.900% 04/01/29	1,760,000	1,552,431
Starbucks Corp.
	6.250% 08/15/17	2,710,000	2,790,259
Wal-Mart Stores, Inc.
	5.250% 09/01/35	1,405,000	1,246,498
Retail Total			17,472,274
CONSUMER CYCLICAL TOTAL			20,855,258
CONSUMER NON-CYCLICAL – 1.3%
Beverages – 0.2%
SABMiller PLC
	6.200% 07/01/11(d)	2,755,000	2,931,731
Beverages Total			2,931,731
Food – 0.6%
ConAgra Foods, Inc.
	7.000% 10/01/28(f)	3,510,000	3,728,227
Fred Meyer, Inc.
	7.450% 03/01/08	2,444,000	2,450,012
Kraft Foods, Inc.
	6.500% 08/11/17	1,405,000	1,466,742
Kroger Co.
	8.000% 09/15/29	2,930,000	3,350,323
Food Total			10,995,304
Household Products/Wares – 0.3%
Clorox Co.
	5.950% 10/15/17	900,000	910,469

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Household Products/Wares – (continued)
Fortune Brands, Inc.
	5.125% 01/15/11	3,815,000	3,820,730
Household Products/Wares Total			4,731,199
Pharmaceuticals – 0.2%
Wyeth
	5.500% 02/15/16(c)	3,680,000	3,771,043
Pharmaceuticals Total			3,771,043
CONSUMER NON-CYCLICAL TOTAL			22,429,277
ENERGY – 2.6%
Oil & Gas – 1.5%
Canadian Natural Resources Ltd.
	6.250% 03/15/38	3,950,000	3,754,033
Gazprom International SA
	7.201% 02/01/20	213,005	219,075
Hess Corp.
	7.300% 08/15/31(c)	2,085,000	2,366,911
Marathon Oil Corp.
	6.000% 07/01/12	3,065,000	3,258,052
Nexen, Inc.
	5.875% 03/10/35	3,495,000	3,180,163
Qatar Petroleum
	5.579% 05/30/11(d)	2,173,951	2,240,554
Ras Laffan Liquefied Natural Gas Co., Ltd. III
	5.832% 09/30/16(d)	2,130,000	2,117,007
Talisman Energy, Inc.
	5.850% 02/01/37	2,145,000	1,950,616
Valero Energy Corp.
	6.625% 06/15/37(c)(f)	3,195,000	3,155,970
	6.875% 04/15/12	2,547,000	2,746,219
Oil & Gas Total			24,988,600
Oil, Gas & Consumable Fuels – 0.3%
Petrobras International Finance Co.
	5.875% 03/01/18(c)	4,160,000	4,168,869
Oil, Gas & Consumable Fuels Total			4,168,869
Pipelines – 0.8%
Duke Capital LLC
	4.370% 03/01/09	1,415,000	1,420,690

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Pipelines – (continued)
Kinder Morgan Energy Partners LP
	6.950% 01/15/38(c)	1,945,000	2,020,262
ONEOK Partners LP
	6.850% 10/15/37	835,000	850,723
Plains All American Pipeline LP
	6.650% 01/15/37	2,385,000	2,372,734
TEPPCO Partners LP
	7.625% 02/15/12	1,311,000	1,470,102
TransCanada Pipelines Ltd.
	6.350% 05/15/67(b)	5,900,000	5,493,838
Pipelines Total			13,628,349
ENERGY TOTAL			42,785,818
FINANCIALS – 7.9%
Banks – 2.2%
HSBC Bank USA
	3.875% 09/15/09	4,145,000	4,144,900
Lloyds TSB Group PLC
	6.267% 12/31/49(b)(d)	2,455,000	2,171,050
M&I Marshall & Ilsley Bank
	5.300% 09/08/11	5,130,000	5,250,560
PNC Funding Corp.
	5.125% 12/14/10(c)	3,105,000	3,184,010
	5.625% 02/01/17	1,745,000	1,738,296
Regions Financial Corp.
	4.500% 08/08/08	1,885,000	1,892,681
Regions Financing Trust II
	6.625% 05/15/47(b)	1,075,000	851,972
Scotland International Finance
	4.250% 05/23/13(d)	1,700,000	1,625,377
Union Planters Corp.
	4.375% 12/01/10	2,155,000	2,164,822
USB Capital IX
	6.189% 04/15/42(b)	3,500,000	2,782,500
Wachovia Bank N.A.
	6.600% 01/15/38	1,540,000	1,529,665
Wachovia Capital Trust III
	5.800% 03/15/42(b)	1,460,000	1,153,400
Wachovia Corp.
	5.625% 12/15/08	2,790,000	2,826,532

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Banks – (continued)
Wells Fargo & Co.
	5.300% 08/26/11(c)	4,520,000	4,698,608
Banks Total			36,014,373
Diversified Financial Services – 3.5%
American Express Centurion Bank
	4.375% 07/30/09(c)	1,265,000	1,275,297
Bear Stearns Companies, Inc.
	5.550% 01/22/17(c)	655,000	573,209
Capital One Capital IV
	6.745% 02/17/37(b)	3,965,000	2,705,625
Capital One Financial Corp.
	5.700% 09/15/11	4,485,000	4,133,923
	6.750% 09/15/17(c)	510,000	484,655
CIT Group, Inc.
	5.850% 09/15/16(c)	2,325,000	1,916,026
Eaton Vance Corp.
	6.500% 10/02/17	1,970,000	2,056,828
Ford Motor Credit Co.
	7.375% 10/28/09	5,915,000	5,696,228
	7.375% 02/01/11	1,630,000	1,488,721
Goldman Sachs Group, Inc.
	6.250% 09/01/17(c)	895,000	948,995
	6.750% 10/01/37	1,435,000	1,407,807
HSBC Finance Corp.
	5.158% 11/16/09(b)(c)	7,540,000	7,338,622
	5.875% 02/01/09(c)	945,000	963,425
International Lease Finance Corp.
	4.750% 07/01/09	630,000	632,752
	4.875% 09/01/10(c)	2,280,000	2,317,444
JPMorgan Chase & Co.
	5.375% 10/01/12(c)	3,350,000	3,480,704
	6.000% 01/15/18(a)	3,520,000	3,653,063
Merrill Lynch & Co., Inc.
	5.450% 02/05/13	1,955,000	1,958,040
	5.700% 05/02/17	3,850,000	3,713,741
	6.050% 08/15/12(c)	645,000	671,193
Morgan Stanley
	5.750% 10/18/16	4,630,000	4,627,296
SLM Corp.
	3.541% 07/25/08(b)	4,345,000	4,250,183

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
	5.000% 10/01/13	150,000	129,295
	5.375% 05/15/14	2,590,000	2,246,934
Diversified Financial Services Total			58,670,006
Insurance – 0.8%
Hartford Life Global Funding Trusts
	5.161% 09/15/09(b)	3,530,000	3,530,967
ING Groep NV
	5.775% 12/29/49(b)	2,845,000	2,652,524
Liberty Mutual Group, Inc.
	7.500% 08/15/36(d)	4,615,000	4,534,967
Prudential Financial, Inc.
	4.750% 04/01/14	2,900,000	2,840,591
Insurance Total			13,559,049
Real Estate – 0.2%
ERP Operating LP
	5.750% 06/15/17	3,655,000	3,366,968
Real Estate Total			3,366,968
Real Estate Investment Trusts (REITs) – 1.2%
Camden Property Trust
	5.375% 12/15/13	1,744,000	1,692,078
Health Care Property Investors, Inc.
	6.300% 09/15/16	3,450,000	3,146,607
	7.072% 06/08/15	2,380,000	2,391,291
Highwoods Properties, Inc.
	5.850% 03/15/17	995,000	890,591
Hospitality Properties Trust
	5.625% 03/15/17	2,140,000	1,942,919
iStar Financial, Inc.
	5.800% 03/15/11	3,000,000	2,680,302
Liberty Property LP
	5.500% 12/15/16	2,975,000	2,732,769
Simon Property Group LP
	5.450% 03/15/13(c)	3,555,000	3,509,595
Real Estate Investment Trusts (REITs) Total			18,986,152

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Savings & Loans – 0.0%
World Savings Bank
	4.500% 06/15/09	630,000	637,336
Savings & Loans Total			637,336
FINANCIALS TOTAL			131,233,884
INDUSTRIAL – 0.9%
Aerospace & Defense – 0.2%
Raytheon Co.
	7.200% 08/15/27	2,595,000	2,940,371
Aerospace & Defense Total			2,940,371
Machinery – 0.1%
John Deere Capital Corp.
	4.950% 12/17/12	1,035,000	1,066,373
Machinery Total			1,066,373
Transportation – 0.6%
BNSF Funding Trust I
	6.613% 12/15/55(b)(c)	800,000	730,987
Burlington Northern Santa Fe Corp.
	6.200% 08/15/36	785,000	759,528
	7.950% 08/15/30	1,260,000	1,464,570
Union Pacific Corp.
	5.700% 08/15/18	1,835,000	1,834,431
	6.650% 01/15/11	5,550,000	5,884,060
Transportation Total			10,673,576
INDUSTRIAL TOTAL			14,680,320
TECHNOLOGY – 0.1%
Software – 0.1%
Oracle Corp.
	5.000% 01/15/11(c)	2,455,000	2,515,074
Software Total			2,515,074
TECHNOLOGY TOTAL			2,515,074
UTILITIES – 2.2%
Electric – 1.7%
American Electric Power Co., Inc.
	5.250% 06/01/15	1,465,000	1,457,329
Carolina Power & Light Co.
	5.125% 09/15/13	2,545,000	2,647,673
Commonwealth Edison Co.
	4.700% 04/15/15	1,250,000	1,195,725

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES– (continued)
Electric – (continued)
	5.900% 03/15/36	790,000	737,554
	5.950% 08/15/16	2,825,000	2,903,592
	6.950% 07/15/18	1,575,000	1,620,281
Duke Energy Corp.
	5.300% 10/01/15	2,400,000	2,464,205
Exelon Generation Co. LLC
	6.200% 10/01/17(c)	1,000,000	1,015,424
FPL Energy National Wind LLC
	5.608% 03/10/24(d)	868,420	878,251
Hydro Quebec
	8.500% 12/01/29	2,240,000	3,215,672
MidAmerican Energy Holdings Co.
	5.875% 10/01/12	2,855,000	3,035,656
Pacific Gas & Electric Co.
	6.050% 03/01/34	2,230,000	2,214,836
Progress Energy, Inc.
	7.750% 03/01/31	1,345,000	1,589,301
Southern California Edison Co.
	5.000% 01/15/16	2,500,000	2,490,855
Southern Power Co.
	6.375% 11/15/36	850,000	830,521
Electric Total			28,296,875
Gas – 0.5%
Atmos Energy Corp.
	4.950% 10/15/14(c)	3,475,000	3,362,090
	6.350% 06/15/17	1,760,000	1,811,594
Nakilat, Inc.
	6.067% 12/31/33(d)	1,895,000	1,771,048
Southern California Gas Co.
	5.294% 12/01/09(b)	2,080,000	2,058,075
Gas Total			9,002,807
UTILITIES TOTAL			37,299,682

	Total Corporate Fixed-Income Bonds & Notes (cost of $302,330,307)		295,990,936
Asset-Backed Securities – 16.3%
ACE Securities Corp.
	3.506% 05/25/36(b)	3,050,000	2,921,138
AmeriCredit Automobile Receivables Trust
	3.930% 10/06/11	3,443,450	3,364,986
	4.730% 07/06/10	2,500,000	2,518,308

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
Americredit Prime Automobile Receivable
	5.220% 06/08/12	9,850,000	9,886,805
Bay View Auto Trust
	5.310% 06/25/14	2,550,000	2,552,845
Bombardier Capital Mortgage Securitization Corp.
	6.230% 04/15/28	3,088	3,218
Capital Auto Receivables Asset Trust
	5.500% 04/20/10(d)	1,850,000	1,878,470
	5.730% 03/15/11	4,000,000	3,983,622
Capital One Master Trust
	Series 2002-1A, Class A
	4.436% 11/15/11(b)	10,000,000	9,979,715
Capital One Prime Auto Receivables Trust
	4.890% 01/17/12	5,855,000	5,981,533
Carmax Auto Owner Trust
	5.370% 06/15/12	2,125,000	2,034,600
Centex Home Equity
	3.646% 10/25/35(b)	770,394	769,126
Chase Credit Card Master Trust
	4.346% 02/15/11(b)	10,000,000	9,976,975
Chase Issuance Trust
	4.960% 09/17/12	8,340,000	8,604,601
Chase Manhattan Auto Owner Trust
	2.830% 09/15/10	705,912	705,610
Citibank Credit Card Issuance Trust
	5.350% 02/07/20(a)	8,600,000	8,559,236
Citibank Credit Card Master Trust I
	5.875% 03/10/11	4,000,000	4,112,643
CitiFinancial Mortgage Securities, Inc.
	2.645% 04/25/34	978,124	962,902
Citigroup Mortgage Loan Trust, Inc.
	5.517% 08/25/35	2,800,000	2,559,764
	5.598% 03/25/36	1,900,000	1,917,876
	5.666% 08/25/35	1,885,000	1,561,841
Countrywide Asset-Backed Certificates
	3.486% 06/25/21(b)	4,869,241	4,546,546
	3.496% 01/25/37(b)	2,674,610	2,630,194
	5.393% 04/25/36(b)	45,000	42,448
Countrywide Home Equity Loan Trust
	4.456% 01/15/34(b)	1,098,394	950,090

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
Credit-Based Asset Servicing and Securitization
	5.545% 11/25/35	2,950,000	2,890,709
Equity One ABS, Inc.
	3.716% 07/25/34(b)	416,020	398,370
First Plus Home Loan Trust
	7.720% 05/10/24	20,860	20,746
Ford Credit Auto Owner Trust
	4.080% 06/15/10	3,500,000	3,504,873
	5.150% 11/15/11	6,525,000	6,692,219
	5.680% 06/15/12	2,300,000	2,204,134
Fremont Home Loan Trust
	3.476% 05/25/36(b)	3,251,663	3,194,444
	3.486% 02/25/36(b)	6,925,000	6,741,512
GE Capital Credit Card Master Note Trust
	4.130% 06/15/13	8,491,000	8,600,453
	4.246% 06/15/11(b)	10,000,000	9,994,331
GE Equipment Small Ticket LLC
	4.620% 12/22/14(d)	729,920	736,551
	5.120% 06/22/15(d)	2,748,721	2,772,719
Green Tree Financial Corp.
	8.250% 07/15/27(b)	545,098	578,322
GS Auto Loan Trust
	4.980% 11/15/13	1,303,763	1,303,599
GSAA Trust
	3.456% 03/25/37(b)	6,868,364	6,746,675
	4.316% 11/25/34(b)	1,600,499	1,572,180
HSBC Asset Loan Obligation
	3.436% 12/25/36(b)	6,426,814	6,179,553
Hyundai Auto Receivables Trust
	4.200% 02/15/12	2,125,977	2,136,600
JPMorgan Mortgage Acquisition Corp.
	5.488% 10/25/35	3,651,000	3,683,486
Long Beach Auto Receivables Trust
	4.522% 06/15/12	3,000,000	3,032,033
Merrill Lynch Mortgage Investors, Inc.
	3.526% 05/25/37(b)	4,063,721	2,362,009
Nomura Home Equity Loan, Inc.
	3.496% 03/25/36(b)	2,000,000	1,957,747
Oakwood Mortgage Investors, Inc.
	7.100% 08/15/27	456,805	467,667
Onyx Acceptance Grantor Trust
	3.890% 02/15/11	886,896	887,159

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
Origen Manufactured Housing
	4.490% 05/15/18	781,077	791,483
Renaissance Home Equity Loan Trust
	5.565% 02/25/36	11,465,000	11,495,801
Residential Asset Mortgage Products, Inc.
	3.446% 05/25/36(b)	2,665,463	2,634,197
	5.670% 10/25/34	2,037,165	1,786,246
Residential Funding Mortgage Securities II, Inc.
	4.700% 08/25/34	1,152,232	1,142,427
	5.110% 09/25/35	2,500,000	2,038,871
Small Business Administration
	4.340% 03/01/24	10,060,231	9,968,563
	4.500% 03/01/23	4,929,653	4,989,917
	4.890% 09/01/22	4,128,856	4,239,927
	5.110% 04/01/25	3,347,015	3,434,931
	5.180% 05/01/24	6,475,305	6,722,828
	5.240% 08/01/23	4,780,834	4,979,888
	5.310% 08/01/22	5,453,224	5,680,545
	5.520% 06/01/24	3,015,422	3,171,320
	5.570% 03/01/26	2,518,713	2,652,180
	5.660% 07/01/22	2,450,379	2,577,882
	6.000% 09/01/18	1,931,327	2,009,205
Soundview Home Equity Loan Trust
	3.466% 07/25/36(b)	7,602,509	7,471,542
USAA Auto Owner Trust
	4.900% 02/15/12	8,675,000	8,846,627
Wachovia Auto Loan Owner Trust
	5.650% 02/20/13	5,000,000	4,821,451
Wells Fargo Financial Auto Owner Trust
	2.670% 08/16/10	2,515,127	2,514,766
WFS Financial Owner Trust
	2.810% 08/22/11	2,786,470	2,785,602
	4.620% 11/19/12	3,500,000	3,544,182

	Total Asset-Backed Securities (cost of $274,457,327)		271,963,564
Collateralized Mortgage Obligations – 6.0%
AGENCY – 1.0%
Federal Home Loan Mortgage Corp.
	I.O.,:
	5.500% 01/15/23	61,424	128
	5.500% 05/15/27	946,096	52,404

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
AGENCY – (continued)
Federal National Mortgage Association
	4.717% 08/25/12	4,288,059	4,384,881
	5.500% 09/25/35	5,164,797	5,208,094
Government National Mortgage Association
	4.374% 04/16/33	3,000,000	3,034,066
	4.763% 01/16/25	3,432,767	3,497,284
Vendee Mortgage Trust
	I.O.,:
	0.304% 03/15/29(b)	8,726,330	51,813
	0.442% 09/15/27(b)	6,734,978	54,249
AGENCY TOTAL			16,282,919
NON - AGENCY – 5.0%
American Home Mortgage Investment Trust
	3.486% 06/25/36(b)	3,910,714	3,874,561
Chaseflex Trust
	5.500% 02/25/35	4,659,307	4,712,446
	5.500% 06/25/35	6,597,900	6,593,484
Citigroup Mortgage Loan Trust, Inc.
	5.677% 04/25/37(b)	17,786,102	17,958,327
	5.786% 11/25/36(b)	15,472,624	15,646,084
Countrywide Alternative Loan Trust
	5.500% 09/25/35	4,748,234	3,585,308
First Horizon Alternative Mortgage Securities
	6.000% 01/25/35	4,678,599	4,706,381
GMAC Mortgage Corp. Loan Trust
	5.638% 04/19/36(b)	2,428,041	2,349,652
GSAA Trust
	3.519% 11/25/33(b)	204,083	203,701
JPMorgan Alternative Loan Trust
	5.750% 12/25/36(b)	6,498,962	6,004,835
JPMorgan Mortgage Trust
	4.972% 07/25/34(b)	4,474,012	4,237,489
	4.989% 10/25/35(b)	3,500,000	3,554,075
Residential Funding Mortgage Securities I
	5.773% 07/27/37(b)	8,122,952	8,209,625
Rural Housing Trust
	6.330% 04/01/26	32,111	32,118

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
NON - AGENCY – (continued)
Washington Mutual, Inc.
	4.671% 04/25/35(b)	2,500,000	2,525,568
NON - AGENCY TOTAL			84,193,654

	Total Collateralized Mortgage Obligations (cost of $101,739,268)		100,476,573

Commercial Mortgage-Backed Securities – 5.9%
Bear Stearns Commercial Mortgage Securities
	5.588% 09/11/42	9,635,000	9,638,913
	5.934% 09/11/38(b)	7,500,000	7,246,648
Citigroup Commercial Mortgage Trust
	4.733% 10/15/41	3,765,000	3,653,969
Citigroup/Deutsche Bank Commercial Mortgage Trust
	5.648% 10/15/48	11,000,000	10,423,425
Credit Suisse Mortgage Capital Certificates
	5.695% 09/15/40(b)	8,745,000	8,730,925
Greenwich Capital Commercial Funding Corp.
	5.597% 12/10/49	8,905,000	8,864,171
	6.109% 07/10/38(b)	6,545,000	6,402,704
JPMorgan Chase Commercial Mortgage Securities Corp.
	4.780% 07/15/42	3,000,000	2,713,881
	4.878% 01/15/42	2,000,000	1,951,366
	5.312% 08/15/42(b)(d)	2,500,000	1,809,375
	5.565% 04/15/43(b)	5,700,000	5,185,016
LB-UBS Commercial Mortgage Trust
	5.124% 11/15/32(b)	6,865,000	6,855,488
Merrill Lynch Mortgage Investors, Inc.
	I.O.,
	0.966% 12/15/30(b)	9,448,035	118,023
Merrill Lynch/Countrywide Commercial Mortgage Trust
	5.700% 09/12/49	6,430,000	6,422,355
Morgan Stanley Capital I
	4.970% 12/15/41	7,949,000	7,876,484
	5.948% 10/15/42(b)	5,595,000	5,402,925

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities – (continued)
Wachovia Bank Commercial Mortgage Trust
	6.160% 06/15/45(b)	4,355,000	4,272,975

	Total Commercial Mortgage-Backed Securities (cost of $101,097,760)		97,568,643

		Shares
Securities Lending Collateral – 6.7%
	State Street Navigator Securities Lending Prime Portfolio (g) (7 day yield of 4.147%)	111,721,431	111,721,431

	Total Securities Lending Collateral (cost of $111,721,431)		111,721,431

		Par ($)
Short-Term Obligation – 2.4%
	Repurchase agreement with Fixed Income Clearing Corp., dated 01/31/08, due 02/01/08, at 2.740%, collateralized by U.S. Government Agency Obligations with various maturities to 09/15/29, market value $40,887,300 (repurchase proceeds $40,086,051)	40,083,000	40,083,000

	Total Short-Term Obligation (cost of $40,083,000)		40,083,000

Total Investments – 114.0% (cost of $1,886,388,869)(h)(i)	$1,898,188,425

Other Assets & Liabilities, Net – (14.0)%	(232,724,848)

Net Assets – 100.0%	$1,665,463,577

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Credit default swaps are marked to market daily based upon quotations from market makers.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Security purchased on a delayed delivery basis.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at January 31, 2008.

(c)	All or a portion of this security was on loan at January 31, 2008. The total market value of securities on loan at January 31, 2008 is $104,953,019.

(d)	The security or a portion of the security is pledged as collateral for open futures contracts. At January 31, 2008, the total market value of securities pledged amounted to $1,491,458.

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, these securities, which are not illiquid, amounted to $35,313,097, which represents 2.2% of net assets.

(f)	A portion of this security is pledged as collateral for credit default swaps.

(g)	Investment made with cash collateral received from securities lending activity.

(h)	Cost for federal income tax purposes is $1,886,245,061.

(i)	Unrealized appreciation and depreciation at January 31, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$33,139,955	$(21,196,591)	$11,943,364

At January 31, 2008, the Fund held the following open long futures contract:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
2-Year U.S. Treasury Notes	1,000	$213,218,750	$211,214,188	Mar-2008	$2,004,562
5-Year U.S. Treasury Notes	2,265	255,945,000	248,447,225	Mar-2008	7,497,775
10-Year U.S. Treasury Notes	450	52,523,438	51,713,963	Mar-2008	809,475
					$10,311,812

At January 31, 2008, the Fund held the following open short futures contract:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	(Depreciation)
U.S. Treasury Bonds	400	$47,725,000	$46,890,284	Mar-2008	$(834,716)
10- Year U.S. Treasury Notes	1,750	204,257,813	198,453,715	Mar-2008	(5,804,098)
					$(6,638,814)

At January 31, 2008, the Fund has entered into the following credit default  swap contracts:

						Net Unrealized
Swap	Referenced	Buy/Sale	Receive/Pay	Expiration	Notional	Appreciation
CounterParty	Obligation	Protection	Fixed Rate	Date	Amount	(Depreciation)
Morgan Stanley	Limited Brands, Inc. 6.15% 12/01/12	Sale	1.970%	12/20/20	$1,000,000	$40,425
Merrill Lynch	Conagra Foods, Inc. 7.000% 10/01/28	Sale	0.530%	03/20/13	1,300,000	(1,502)
Barclays	SLM Corp. 5.125% 08/27/12	Buy	(4.750)%	03/20/09	2,200,000	6,409
						$45,332

Acronym	Name

I.O.	Interest Only
TBA	To Be Announced

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	March 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	March 26, 2008

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	March 26, 2008